INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax income (loss) from continuing operations for the year ended December 31, 2021, 2020, and 2019 were taxable in the following jurisdictions:

	2021	2020	2019
PRC	$(8,287,495)	$(15,810,350)	$(2,342,102)
Hong Kong	(876,289)	(12,072)	(38,574)
BVI	(755,754)	(2,580,102)	(1,488,065)
Total (loss) before income taxes	$(9,919,538)	$(18,402,524)	$(3,868,741)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax (benefit) expense from continuing operations consists of the following:

	2021	2020	2019
Current taxes	$5,321	$(71,316)	$(274,480)
Deferred taxes	-	-	-
Income tax (benefit)	$5,321	$(71,316)	$(274,480)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax (benefit) expense was recorded in 2021, 2020 and 2019 and was related to differences between the book and corporate income tax returns.

	2021	2020	2019
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(2,479,885)	$(4,600,631)	$(967,185)
Tax rate differential benefit from tax holiday	950,843	1,805,951	180,996
Permanent differences	288,914	248,636	(203,842)
Tax effect of deductible temporary differences not recognized	837,438	1,826,684	333,891
Non-deductible tax loss	408,011	648,004	381,660
Income tax (benefit)	$5,321	$(71,316)	$(274,480)

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for credit losses	$4,537,564	$-	$3,640,083	$-
Loss carry-forwards	5,080,165	-	3,714,825	-
Fixed assets	25,406	(272,344)	80,456	(258,451)
Inventory valuation	329,915	-	369,064	-
Cryptocurrency valuation	81,447	-	-	-
Accrued liabilities	15,038	-	-	-
Long-term investments	5,897	-	5,736	-
Intangible assets	-	137,973	-	134,197
Gross deferred tax assets and (liabilities)	10,075,432	(134,371)	7,810,164	(124,254)

Valuation allowance	(9,941,061)	-	(7,685,910)	-
Total deferred tax assets and (liabilities)	$134,371	$(134,371)	$124,254	$(124,254)